INCENTIVE STOCK PLANS - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Number of Shares
Options outstanding, beginning balance (in shares) | shares	24,724
Exercised (in shares) | shares	0
Cancelled or expired (in shares) | shares	(24,724)
Options outstanding, ending balance (in shares) | shares	0
Options exercisable (in shares) | shares	0
Weighted Average Exercise Price (per common share)
Options outstanding, beginning balance (in dollars per common share), Beginning Balance | $ / shares	$ 31.83
Exercised (in dollars per share) | $ / shares	0
Cancelled or expired (in dollars per share) | $ / shares	31.83
Options outstanding, ending balance (in dollars per common share), Ending Balance | $ / shares	0
Options exercisable (in dollars per common share), Options exercisable | $ / shares	$ 0
Weighted Average Remaining Contractual Term (in years) and Options outstanding
Weighted Average Remaining Contractual term (in years), Options outstanding	0 years
Weighted Average Remaining Contractual term (in years), Options exercisable	0 years
Aggregate Intrinsic Value, Options outstanding | $	$ 0
Aggregate Intrinsic Value, Options exercisable | $	$ 0